Equity - Voting rights (Details)	Dec. 31, 2020
Float, issued capital excluding treasury shares, state and employees [member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	70.86%
Shareholder ownership percentage of voting rights (as a percent)	60.90%
French State [member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	22.95%
Shareholder ownership percentage of voting rights (as a percent)	29.43%
French State Group employees [member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	6.14%
Shareholder ownership percentage of voting rights (as a percent)	9.67%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	0.05%